Investments in Marketable Securities Available-for-sale (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	$ 38,532	$ 46,720	$ 22,021
Gross realized gains	137	261	15
Gross realized losses	$ (127)	$ (38)	$ (46)